Annual Total Returns[BarChart] - PIMCO Emerging Markets Bond Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.73%	16.83%	(6.58%)	1.03%	(2.78%)	14.86%	10.58%	(4.18%)	14.87%	6.53%